AB Municipal Income Fund, Inc.

AB National Portfolio

Portfolio of Investments

February 28, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 91.7%
Long-Term Municipal Bonds – 91.6%

Alabama – 2.5%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	$	3,000	$2,983,965
County of Jefferson AL Series 2017 5.00%, 09/15/2033		1,000	1,063,913
County of Jefferson AL Sewer Revenue Series 2013-D 6.00%, 10/01/2042		3,000	3,184,208
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2036		2,500	2,559,285
Jefferson County Board of Education/AL Series 2018 5.00%, 02/01/2042		3,010	3,148,589
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) Series 2020 4.00%, 12/01/2050		20,000	19,975,032
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051		2,000	1,947,876
Series 2022-A 5.469% (SOFR + 2.42%), 01/01/2053(a)		2,000	2,056,257
Sumter County Industrial Development Authority/AL (Enviva, Inc.) Series 2022 6.00%, 07/15/2052		4,650	4,131,507

			41,050,632

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035		325	338,890
Series 2018 7.125%, 09/01/2038(b)		1,490	1,630,783

			1,969,673

Arizona – 3.1%
Arizona Health Facilities Authority (HonorHealth) Series 2014-A 5.00%, 12/01/2033		9,175	9,443,846
5.00%, 12/01/2034		3,440	3,534,759
Arizona Industrial Development Authority (KIPP Nashville Obligated Group) Series 2022-A 5.00%, 07/01/2062		1,575	1,502,415

	Principal Amount (000)		U.S. $ Value
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(b) (c) (d)	$	3,725	$2,421,250
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052		2,000	2,068,305
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030		2,000	1,616,696
2.742%, 07/01/2035		2,000	1,504,181
2.842%, 07/01/2036		2,000	1,493,335
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.071%, 07/01/2032		1,000	773,237
2.521%, 07/01/2036		2,500	1,844,310
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 5.125%, 11/15/2029(b)		1,000	993,490
7.00%, 11/15/2057(b)		1,000	1,013,898
Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) Series 2020 5.00%, 07/01/2040(b)		1,355	1,266,388
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(b)		1,000	825,926
Maricopa County Special Health Care District Series 2018-C 5.00%, 07/01/2034		1,000	1,094,593
5.00%, 07/01/2035		6,000	6,497,823
5.00%, 07/01/2036		7,800	8,374,966
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.25%, 12/01/2023		3,685	3,704,642
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.00%, 10/01/2037(b)		1,200	1,012,808

			50,986,868

Arkansas – 0.0%
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052(b)		500	490,648

	Principal Amount (000)		U.S. $ Value

California – 11.7%
Alameda Corridor Transportation Authority Series 2022-A Zero Coupon, 10/01/2048	$	4,000	$1,962,368
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023-C 5.25%, 01/01/2054		6,905	7,185,293
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.679% (SOFR + 1.63%), 07/01/2053(a)		2,000	1,997,893
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(b)		2,000	1,667,422
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(b)		5,000	4,161,562
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(b)		1,000	670,818
4.00%, 08/01/2046(b)		1,000	809,451
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(b)		1,000	670,042
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022-A 4.50%, 08/01/2052(b)		2,000	1,684,448
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2045		4,000	4,063,954
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2023 3.65%, 01/01/2050(b)		8,500	8,468,122
7.75%, 01/01/2050(b)		1,635	1,626,663
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2035		1,000	1,031,509
5.00%, 05/15/2036		1,215	1,248,321
5.00%, 05/15/2037		1,000	1,022,201
5.00%, 05/15/2038		2,250	2,293,453
5.00%, 05/15/2041		915	922,188

	Principal Amount (000)		U.S. $ Value
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2035	$	4,300	$4,428,476
5.00%, 12/31/2036		3,910	4,002,800
5.00%, 12/31/2043		12,250	12,281,122
5.00%, 12/31/2047		2,075	2,052,328
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(b)		5,795	5,809,252
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2041(b)		3,090	2,957,794
California State University Series 2021-B 2.374%, 11/01/2035		2,000	1,516,816
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(b)		1,400	1,339,584
5.25%, 12/01/2056(b)		1,000	941,513
Series 2018 5.25%, 12/01/2048(b)		785	741,862
Series 2018-A 5.50%, 12/01/2058(b)		1,090	1,070,027
City of Los Angeles CA Wastewater System Revenue Series 2013-A 5.00%, 06/01/2033		9,310	9,349,443
City of Los Angeles Department of Airports Series 2022 3.25%, 05/15/2049		1,000	765,716
4.00%, 05/15/2047		3,000	2,785,303
5.25%, 05/15/2047		5,000	5,312,599
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(b)		2,000	1,552,209
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(b)		1,000	839,348
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(b)		4,000	2,625,988
4.00%, 08/01/2047(b)		1,000	785,083
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(b)		1,000	696,206
4.00%, 05/01/2057(b)		2,000	1,401,898

	Principal Amount (000)		U.S. $ Value
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(b)	$	2,000	$1,656,405
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Crescent) Series 2022 4.30%, 07/01/2059(b)		2,000	1,684,554
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(b)		1,000	679,639
4.00%, 07/01/2058(b)		1,000	685,069
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(b)		1,500	1,019,922
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(b)		1,480	999,933
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(b)		3,300	2,478,607
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(b)		1,245	850,414
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(b)		2,000	1,321,786
Golden State Tobacco Securitization Corp. Series 2021 3.85%, 06/01/2050		2,500	2,221,578
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2061(b)		3,100	2,478,554
Los Angeles Department of Water & Power Power System Revenue Series 2013-B 5.00%, 07/01/2029		5,630	5,661,865
Los Angeles Department of Water & Power System Revenue Series 2013-B 5.00%, 07/01/2030		10,000	10,056,599

	Principal Amount (000)		U.S. $ Value
Los Angeles Department of Water & Power Water System Revenue Series 2013-B 5.00%, 07/01/2032	$	1,900	$1,910,565
Manteca Unified School District (Manteca Unified School District CFD No. 89-1) NATL Series 2001 Zero Coupon, 09/01/2031		11,910	8,542,961
Morongo Band of Mission Indians (The) Series 2018-A 5.00%, 10/01/2042(b)		4,500	4,450,528
Ontario Redevelopment Financing Authority NATL Series 1993 5.80%, 08/01/2023 (Pre-refunded/ETM)		220	222,337
Port of Los Angeles Series 2014-A 5.00%, 08/01/2034		5,790	5,920,535
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.76% (LIBOR 3 Month + 0.57%), 06/01/2039(a)		8,075	7,218,635
San Francisco Intl Airport Series 2019-A 5.00%, 05/01/2044		17,000	17,460,691
State of California Series 2013 5.00%, 11/01/2029		8,000	8,102,710
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060		1,000	162,406
University of California Series 2013-A 5.00%, 05/15/2030 (Pre-refunded/ETM)		1,720	1,726,669
Series 2023-B 5.00%, 05/15/2042		2,000	2,237,415

			194,491,452

Colorado – 1.1%
Centerra Metropolitan District No 1 Series 2022 6.50%, 12/01/2053		1,000	999,870
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2031		820	870,696
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044		1,675	1,705,203
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2044		1,000	1,022,058

	Principal Amount (000)		U.S. $ Value
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(b)	$	2,500	$1,866,610
E-470 Public Highway Authority Series 2021-B 3.399% (SOFR + 0.35%), 09/01/2039(a)		2,000	1,985,267
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046		976	774,120
Park Creek Metropolitan District Series 2015-A 5.00%, 12/01/2034		1,300	1,334,587
State of Colorado (State of Colorado COP) Series 2022 6.00%, 12/15/2041		5,000	5,946,972
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No 3) Series 2022 6.50%, 12/01/2042		1,175	1,184,078

			17,689,461

Connecticut – 1.3%
Connecticut State Health & Educational Facilities Authority Series 2023-A 2.80%, 07/01/2048		6,175	6,101,527
Connecticut State Health & Educational Facilities Authority (Fairfield University) Series 2022-U 4.00%, 07/01/2052		10,000	8,633,398
State of Connecticut Series 2015-B 5.00%, 06/15/2032		2,350	2,449,773
Series 2015-F 5.00%, 11/15/2030		2,000	2,106,785
5.00%, 11/15/2031		2,500	2,629,382

			21,920,865

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 09/01/2046		550	552,382

District of Columbia – 1.4%
Metropolitan Washington Airports Authority Aviation Revenue Series 2020-A 4.00%, 10/01/2036		2,500	2,471,528
4.00%, 10/01/2037		2,000	1,951,255
Series 2021-A 5.00%, 10/01/2046		10,000	10,363,967
Metropolitan Washington Airports Authority Dulles Toll Road Revenue AGM Series 2019 4.00%, 10/01/2053		2,990	2,711,220

	Principal Amount (000)		U.S. $ Value
AGM Series 2022 4.00%, 10/01/2052	$	6,975	$6,341,571

			23,839,541

Florida – 4.6%
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(b)		3,000	2,587,618
Bexley Community Development District Series 2016 4.70%, 05/01/2036		1,750	1,677,299
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2014 5.00%, 04/01/2033		1,500	1,519,577
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 5.875%, 07/01/2040(b)		1,000	902,788
Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 5.00%, 07/01/2056(b)		3,000	2,656,321
Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) Series 2020 4.25%, 06/01/2030(b)		1,585	1,448,220
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2038		1,000	501,709
County of Broward FL Airport System Revenue Series 2019-A 5.00%, 10/01/2038		1,340	1,401,770
Series 2019-C 2.384%, 10/01/2026		5,500	5,037,211
County of Miami-Dade FL Aviation Revenue Series 2014-A 5.00%, 10/01/2033		1,700	1,720,581
Series 2015-A 5.00%, 10/01/2038		4,300	4,372,566
Series 2019-A 5.00%, 10/01/2049		2,500	2,536,054
Florida Development Finance Corp. Series 2022 2.90%, 12/01/2056 (Pre-refunded/ETM)		12,760	12,746,324
Florida Development Finance Corp. (Assistance Unlimited, Inc,) Series 2022 6.00%, 08/15/2057(b)		1,000	917,494
Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2020 7.375%, 01/01/2049(b)		1,000	902,618

	Principal Amount (000)		U.S. $ Value
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2050	$	1,000	$919,581
Florida Development Finance Corp. (Seaside School Consortium, Inc.) Series 2022 6.00%, 06/15/2057		1,000	1,028,645
Florida Higher Educational Facilities Financial Authority (Nova Southeastern University, Inc.) Series 2016 5.00%, 04/01/2032		1,125	1,168,924
Greater Orlando Aviation Authority Series 2017-A 5.00%, 10/01/2031		1,200	1,260,575
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2016 5.00%, 06/01/2036		2,190	2,251,643
Marshall Creek Community Development District Series 2016 6.32%, 05/01/2045		115	110,376
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032		1,385	1,345,102
Martin County Health Facilities Authority (Cleveland Clinic Health System Obligated Group) Series 2019 4.00%, 01/01/2046		1,000	919,908
Miami-Dade County Expressway Authority Series 2014-B 5.00%, 07/01/2031		3,750	3,813,111
North Broward Hospital District Series 2017-B 5.00%, 01/01/2035		5,230	5,420,166
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2042(e)		1,000	840,129
Orange County School Board (Orange County School Board COP) Series 2016-C 5.00%, 08/01/2034		5,000	5,223,366
Palm Beach County Health Facilities Authority (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020-B 4.00%, 11/15/2041		250	209,095
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(b)		1,000	1,001,754

	Principal Amount (000)		U.S. $ Value
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2042	$	1,100	$977,938
South Florida Water Management District (South Florida Water Management District COP) Series 2016 5.00%, 10/01/2033		5,000	5,243,962
St. Johns County Industrial Development Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2020 4.00%, 08/01/2055		1,000	850,403
Tampa-Hillsborough County Expressway Authority Series 2017-C 5.00%, 07/01/2048		2,640	2,727,404

			76,240,232

Georgia – 2.0%
City of Atlanta GA Department of Aviation Series 2022-B 5.00%, 07/01/2047		15,000	15,556,829
Development Authority of Appling County (Oglethorpe Power Corp.) Series 2020 1.50%, 01/01/2038		2,300	2,166,420
Development Authority of Burke County (The) (Oglethorpe Power Corp.) Series 2020 1.50%, 01/01/2040		7,350	6,923,125
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(b)		3,650	3,469,869
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2037		150	152,992
5.00%, 01/01/2039		205	209,975
5.00%, 01/01/2048		375	365,746
5.00%, 01/01/2056		1,350	1,365,083
5.00%, 01/01/2059		390	371,355
Series 2022 5.50%, 07/01/2063		2,000	2,026,222

			32,607,616

Guam – 0.5%
Territory of Guam Series 2019 5.00%, 11/15/2031		260	270,364
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029		1,840	1,897,029
5.00%, 12/01/2030		565	582,285
5.00%, 12/01/2032		790	813,084
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015-D 5.00%, 11/15/2032		2,000	2,043,049
5.00%, 11/15/2033		410	418,109

	Principal Amount (000)		U.S. $ Value
5.00%, 11/15/2035	$	1,365	$1,382,254

			7,406,174

Hawaii – 1.0%
State of Hawaii Series 2016-F 4.00%, 10/01/2031		3,000	3,081,862
4.00%, 10/01/2033		5,000	5,108,449
State of Hawaii Airports System Revenue Series 2022-A 5.00%, 07/01/2051		7,855	8,036,316

			16,226,627

Illinois – 7.0%
Chicago Board of Education Series 2012-B 5.00%, 12/01/2033		1,605	1,613,256
Series 2017-D 5.00%, 12/01/2031		1,800	1,848,714
Series 2017-G 5.00%, 12/01/2034		2,350	2,395,627
Series 2017-H 5.00%, 12/01/2046		1,640	1,569,507
Series 2019-B 5.00%, 12/01/2030		235	242,633
5.00%, 12/01/2031		345	355,936
5.00%, 12/01/2032		155	159,745
5.00%, 12/01/2033		150	154,142
Series 2022-B 4.00%, 12/01/2041		4,000	3,396,341
Chicago O’Hare International Airport Series 2018-A 5.00%, 01/01/2053		2,000	2,025,195
Series 2022 4.625%, 01/01/2053		4,000	3,841,064
5.50%, 01/01/2055		10,900	11,564,954
Chicago Transit Authority Capital Grant Receipts Revenue (City of Chicago IL Fed Hwy Grant) Series 2021 5.00%, 06/01/2027		2,400	2,536,330
5.00%, 06/01/2028		2,500	2,668,292
5.00%, 06/01/2029		1,000	1,075,010
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060		3,010	1,743,579
Illinois Housing Development Authority Series 2022 5.67%, 12/01/2025(b)		1,500	1,502,978
7.17%, 11/01/2038		150	153,109
Illinois State Toll Highway Authority Series 2017-A 5.00%, 01/01/2042		15,000	15,632,799
Series 2021-A 5.00%, 01/01/2043		15,000	16,067,044

	Principal Amount (000)		U.S. $ Value
Kane Cook & DuPage Counties School District No. U-46 Elgin Series 2015-D 5.00%, 01/01/2034	$	2,400	$2,416,216
5.00%, 01/01/2035 (Pre-refunded/ETM)		1,850	1,876,132
Metropolitan Pier & Exposition Authority Series 2020 5.00%, 06/15/2050		6,000	5,842,687
Series 2022 4.00%, 12/15/2042		1,000	859,402
State of Illinois Series 2014 5.00%, 04/01/2030		2,680	2,712,375
Series 2017-D 5.00%, 11/01/2026		1,000	1,038,151
5.00%, 11/01/2028		8,700	9,109,339
Series 2018-A 5.00%, 10/01/2027		2,000	2,093,899
Series 2018-B 5.00%, 10/01/2026		10,000	10,373,341
Series 2019-B 4.00%, 11/01/2036		7,030	6,678,826
Village of Pingree Grove IL Special Service Area No. 7 Series 2015 4.50%, 03/01/2025		263	261,169
5.00%, 03/01/2036		2,317	2,204,219
Series 2015-B 6.00%, 03/01/2036		645	645,597

			116,657,608

Indiana – 1.5%
City of Fort Wayne IN (Do Good Foods Fort Wayne LLC Obligated Group) Series 2022 9.00%, 12/01/2044(b)		3,335	3,290,393
10.75%, 12/01/2029		450	441,590
Indiana Finance Authority Series 2013-A 5.00%, 07/01/2044 (Pre-refunded/ETM)		1,930	1,939,900
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(b)		3,600	2,709,687
Indiana Finance Authority (CWA Authority, Inc.) Series 2014-A 5.00%, 10/01/2032		1,875	1,922,386
5.00%, 10/01/2033		4,570	4,683,365
5.00%, 10/01/2034		5,875	6,018,913
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2029		1,080	1,140,841
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030		1,085	964,850

	Principal Amount (000)		U.S. $ Value
Series 2020-A 3.00%, 11/01/2030	$	1,295	$1,151,595
Series 2021-B 2.50%, 11/01/2030		525	450,161
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-B 4.00%, 04/01/2024		900	875,574

			25,589,255

Iowa – 1.3%
Iowa Finance Authority Series 2022-E 3.985% (SOFR + 0.80%), 01/01/2052(a)		5,000	4,919,808
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2022 5.00%, 12/01/2050		10,000	10,014,528
Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031		555	497,767
4.00%, 12/01/2041		820	653,386
4.00%, 12/01/2046		550	415,070
4.00%, 12/01/2051		985	717,670
Iowa Tobacco Settlement Authority Series 2021-B 4.00%, 06/01/2049		4,725	4,618,739

			21,836,968

Kansas – 0.2%
City of Overland Park KS Sales Tax Revenue Series 2022 6.00%, 11/15/2034(b)		155	158,626
6.50%, 11/15/2042(b)		1,185	1,203,475
Kansas Development Finance Authority (State of Kansas Department of Administration Lease) Series 2021-K 1.369%, 05/01/2027		2,405	2,085,044

			3,447,145

Kentucky – 0.9%
City of Henderson KY (Pratt Paper LLC) Series 2022 3.70%, 01/01/2032(b)		1,025	995,577
County of Trimble KY (Louisville Gas and Electric Co.) Series 2020 1.30%, 09/01/2044		1,500	1,242,499
Kentucky Economic Development Finance Authority (Louisville Arena Authority, Inc.) AGM Series 2017-A 5.00%, 12/01/2047		1,250	1,231,160

	Principal Amount (000)		U.S. $ Value
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2015 5.25%, 06/01/2050	$	3,015	$3,030,812
Kentucky Public Energy Authority (BP PLC) Series 2020-A 4.00%, 12/01/2050		3,000	2,971,354
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2030		2,330	2,440,198
5.00%, 10/01/2033		2,670	2,780,956

			14,692,556

Louisiana – 1.3%
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2033		3,790	4,002,606
5.00%, 10/01/2044		3,500	3,564,235
Louisiana Public Facilities Authority Series 2016 5.00%, 05/15/2034 (Pre-refunded/ETM)		20	21,123
Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group) Series 2016 5.00%, 05/15/2034		1,730	1,805,344
Louisiana Stadium & Exposition District Series 2021 4.00%, 07/03/2023		1,000	1,000,189
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(b)		555	597,933
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2019 2.00%, 06/01/2037		480	479,306
2.10%, 06/01/2037		600	582,940
2.20%, 06/01/2037		365	339,613
State of Louisiana Gasoline & Fuels Tax Revenue Series 2017-C 5.00%, 05/01/2035		4,500	4,839,181
5.00%, 05/01/2036		4,620	4,928,835

			22,161,305

Maryland – 1.3%
Maryland Economic Development Corp. (Ports America Chesapeake LLC) Series 2017-A 5.00%, 06/01/2035		1,035	1,079,660

	Principal Amount (000)		U.S. $ Value
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.25%, 06/30/2047	$	5,000	$5,022,533
5.25%, 06/30/2052		1,000	1,002,556
Maryland Health & Higher Educational Facilities Authority (TidalHealth Obligated Group) Series 2020 4.00%, 07/01/2036		305	299,348
4.00%, 07/01/2037		360	349,272
5.00%, 07/01/2046		2,960	3,011,805
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050		3,000	3,181,692
Maryland State Transportation Authority Series 2021-A 5.00%, 07/01/2046		5,095	5,515,047
State of Maryland Department of Transportation (Baltimore/Washington International Thurgood Marshall Airport) Series 2021 5.00%, 08/01/2035		1,000	1,075,117
5.00%, 08/01/2036		1,000	1,065,612

			21,602,642

Massachusetts – 1.2%
Commonwealth of Massachusetts AGC Series 2007-A 3.795% (LIBOR 3 Month + 0.57%), 05/01/2037(a)		4,250	4,158,181
Commonwealth of Massachusetts (Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue) Series 2022-B 4.11%, 07/15/2031		2,300	2,231,427
Massachusetts Development Finance Agency (Emerson College) Series 2018 5.00%, 01/01/2048		1,180	1,185,083
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036		2,385	2,458,379
Series 2017-L 5.00%, 07/01/2044		5,000	5,032,397
Massachusetts Development Finance Agency (Wellforce Obligated Group) Series 2019-A 4.00%, 07/01/2044		4,005	3,271,313
5.00%, 07/01/2044		2,000	1,901,514

			20,238,294

Michigan – 2.0%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044		2,000	1,438,394
Series 2018 5.00%, 04/01/2036		835	841,779

	Principal Amount (000)		U.S. $ Value
Series 2021-A 5.00%, 04/01/2031	$	1,000	$1,040,454
Series 2021-B 2.017%, 04/01/2023		375	373,690
2.189%, 04/01/2024		400	382,965
2.511%, 04/01/2025		500	462,953
3.644%, 04/01/2034		275	219,684
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 3.794% (LIBOR 3 Month + 0.60%), 07/01/2032(a)		5,000	4,736,894
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) Series 2020 5.00%, 05/15/2055		2,000	1,592,612
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014-D4 5.00%, 07/01/2034		11,225	11,384,705
Michigan Finance Authority (Michigan Finance Authority School Loan Revolving Fund) Series 2019 2.366%, 09/01/2049		5,000	4,935,464
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039		2,000	1,724,581
Series 2020-B Zero Coupon, 06/01/2065		1,250	116,815
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2033		2,485	2,507,667
Plymouth Educational Center Charter School Series 2005 5.375%, 11/01/2030(f)		2,000	1,220,000

			32,978,657

Minnesota – 0.3%
Minneapolis-St Paul Metropolitan Airports Commission Series 2022-B 5.00%, 01/01/2047		4,500	4,620,128
Minnesota Higher Education Facilities Authority (St. Olaf College) Series 2015-8 5.00%, 12/01/2030		1,000	1,041,151

			5,661,279

	Principal Amount (000)		U.S. $ Value

Mississippi – 0.1%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029(g)	$	1,250	$1,221,050
Mississippi Business Finance Corp. (Enviva, Inc.) Series 2022 7.75%, 07/15/2047		225	224,377

			1,445,427

Missouri – 0.8%
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2019 4.00%, 02/01/2042		2,900	2,327,960
4.00%, 02/01/2048		2,965	2,269,355
5.00%, 02/01/2042		2,695	2,516,645
5.00%, 02/01/2048		400	364,452
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025		190	192,523
5.75%, 03/01/2027		175	178,209
Joplin Industrial Development Authority (Freeman Health System Obligated Group) Series 2015 5.00%, 02/15/2035		1,485	1,500,312
Kansas City Industrial Development Authority Series 2019 5.00%, 07/01/2040(b)		455	387,567
Kansas City Industrial Development Authority (Kansas City United Methodist Retirement Home Obligated Group) Series 2021-A 10.00%, 11/15/2037		360	314,124
Series 2021-C 7.50%, 11/15/2046		288	222,431
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 2.00%, 11/15/2046		522	24,564
5.00%, 11/15/2046		1,169	866,741
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2021-A 5.00%, 08/15/2056		2,700	2,181,075

			13,345,958

Nebraska – 0.3%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017-A 5.00%, 09/01/2028		2,620	2,703,352

	Principal Amount (000)		U.S. $ Value
Omaha Public Power District Series 2014-A 5.00%, 02/01/2032	$	2,775	$2,819,611

			5,522,963

Nevada – 0.9%
City of Carson City NV (Carson Tahoe Regional Healthcare) Series 2017 5.00%, 09/01/2042		1,965	1,993,502
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(b)		2,500	308,376
Clark County School District AGM Series 2019-B 3.00%, 06/15/2036		6,725	5,852,126
3.00%, 06/15/2037		4,305	3,618,699
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2023 3.70%, 01/01/2050(b)		3,000	2,990,085

			14,762,788

New Hampshire – 0.0%
New Hampshire Business Finance Authority National Finance Authority Series 2022-2 0.35%, 09/20/2036		6,200	148,356

New Jersey – 4.3%
Essex County Improvement Authority (Friends of TEAM Academy Charter School Obligated Group) Series 2021 4.00%, 06/15/2051		1,700	1,419,049
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2025		2,055	2,070,358
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2017-D 5.00%, 06/15/2034 (Pre-refunded/ETM)		2,000	2,173,422
5.00%, 06/15/2035 (Pre-refunded/ETM)		1,560	1,695,269
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037		3,320	3,340,102
New Jersey Educational Facilities Authority (Ramapo College of New Jersey) AGM Series 2022-A 4.00%, 07/01/2042		725	680,203
4.00%, 07/01/2047		285	260,544
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2034		5,000	5,307,639

	Principal Amount (000)		U.S. $ Value

New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	$	5,000	$5,244,551
5.00%, 06/15/2029		2,175	2,288,813
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2033		1,640	1,765,035
5.00%, 12/15/2035		1,000	1,059,208
Series 2022 4.00%, 06/15/2050		7,585	6,867,659
New Jersey Turnpike Authority Series 2014-A 5.00%, 01/01/2033		4,750	4,857,212
Series 2015-E 5.00%, 01/01/2033		11,000	11,378,729
Series 2017-A 5.00%, 01/01/2034		5,000	5,347,299
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046		12,185	12,047,022
Union County Utilities Authority (County of Union NJ Lease) Series 2011-A 5.25%, 12/01/2031		4,215	4,220,381

			72,022,495

New York – 12.0%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(b)		7,015	6,991,636
City of New York NY Series 2019-B 4.00%, 10/01/2039		1,825	1,797,233
4.00%, 10/01/2040		3,755	3,666,361
Series 2021 1.396%, 08/01/2027		5,205	4,497,452
Metropolitan Transportation Authority Series 2013-E 5.00%, 11/15/2032		5,000	5,018,524
Series 2016-A 4.00%, 11/15/2025		1,000	1,007,290
Series 2016-D 5.00%, 11/15/2027		1,000	1,028,756
5.00%, 11/15/2031		5,000	5,119,632
Series 2017-B 5.00%, 11/15/2024		1,755	1,796,421
Series 2017-C 5.00%, 11/15/2023		1,540	1,553,187
5.00%, 11/15/2024		1,045	1,069,629
5.00%, 11/15/2026		2,610	2,725,405
5.00%, 11/15/2028		1,000	1,035,315
5.00%, 11/15/2033		5,500	5,693,327

	Principal Amount (000)		U.S. $ Value
Series 2018-B 5.00%, 11/15/2026	$	1,000	$1,044,217
Series 2020-C 4.75%, 11/15/2045		1,000	980,055
Series 2020-D 5.00%, 11/15/2043		1,000	1,016,479
Series 2020-E 4.00%, 11/15/2026		1,000	1,008,202
5.00%, 11/15/2027		1,000	1,051,793
5.00%, 11/15/2030		1,500	1,604,743
Series 2021-A 4.00%, 11/15/2050		2,000	1,700,115
Series 2021-D 3.379% (SOFR + 0.33%), 11/01/2035(a)		2,515	2,502,702
New York City Municipal Water Finance Authority Series 2014-D 5.00%, 06/15/2035		4,000	4,073,472
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2036		14,800	16,023,386
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2014-B1 5.00%, 08/01/2032		4,000	4,095,304
Series 2014-D1 5.00%, 02/01/2034		5,000	5,072,691
Series 2016-B 5.00%, 08/01/2032		10,000	10,618,501
Series 2017-E1 5.00%, 02/01/2036		2,500	2,641,922
Series 2022 5.00%, 02/01/2044		3,000	3,236,832
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2015-E 5.00%, 03/15/2034		10,000	10,435,516
5.25%, 03/15/2033		2,000	2,102,681
Series 2020-D 4.00%, 02/15/2047		6,000	5,665,940
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2020 2.75%, 09/01/2050		2,000	1,879,370
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016-A 5.00%, 01/01/2034		2,070	2,152,144
Series 2019-B 4.00%, 01/01/2050		4,635	4,236,878
New York State Thruway Authority (State of New York Pers Income Tax) Series 2021-A 4.00%, 03/15/2041		7,480	7,276,107

	Principal Amount (000)		U.S. $ Value

New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2013-A 5.00%, 03/15/2043	$	5,000	$5,004,494
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036		3,525	3,269,775
Series 2020 4.00%, 10/01/2030		6,500	6,322,619
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 5.00%, 12/01/2039		2,000	2,059,956
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018-A 4.75%, 11/01/2042(b)		3,235	2,798,411
Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051		3,200	3,598,197
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2030		10,000	10,142,236
5.00%, 09/01/2031		3,750	3,802,794
Triborough Bridge & Tunnel Authority Series 2020-A 5.00%, 11/15/2054		2,000	2,121,974
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.591%, 05/15/2036		2,000	1,520,680
2.917%, 05/15/2040		2,000	1,458,226
4.00%, 05/15/2046		3,000	2,783,655
Series 2021-B 4.00%, 05/15/2056		5,000	4,492,550
Series 2022-C 5.00%, 05/15/2047		5,000	5,386,529
5.25%, 05/15/2052		5,000	5,451,199
Series 2022-E 4.099% (SOFR + 1.05%), 04/01/2026(a)		4,000	4,025,898
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group) Series 2016 5.00%, 11/01/2046		2,000	1,921,096

			199,579,507

North Carolina – 0.4%
Fayetteville State University Series 2023 4.00%, 04/01/2024(b)		140	140,654
4.00%, 04/01/2025(b)		335	335,002
5.00%, 04/01/2026(b)		375	386,087
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2030		5,000	5,208,896

			6,070,639

	Principal Amount (000)		U.S. $ Value

Ohio – 2.0%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	$	8,945	$8,122,614
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042		8,000	8,048,517
County of Hamilton OH (UC Health Obligated Group) Series 2020 5.00%, 09/15/2050		3,045	3,058,106
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.625%, 12/01/2042		2,000	1,985,830
6.75%, 12/01/2052		1,000	980,512
Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2040		7,195	7,583,287
5.00%, 02/01/2052		4,000	4,144,184

			33,923,050

Oklahoma – 0.4%
Oklahoma Development Finance Authority Oklahoma Development Finance Authority Series 2022 4.714%, 05/01/2052		5,000	4,718,675
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2044		2,360	2,215,695

			6,934,370

Oregon – 0.6%
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 4.00%, 08/15/2050		5,000	4,377,871
Multnomah County School District No 40 Series 2023-A Zero Coupon, 06/15/2043(e)		1,000	371,171
Port of Portland OR Airport Revenue Series 2022-2 4.00%, 07/01/2047		5,000	4,558,184

			9,307,226

Other – 0.3%
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) 2.65%, 06/15/2036(b)		5,410	4,385,202

	Principal Amount (000)	U.S. $ Value
Pennsylvania – 4.0%
Berks County Industrial Development Authority (Tower Health Obligated Group) Series 2017 5.00%, 11/01/2047	$600	$402,233
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040	2,000	1,886,635
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2027	1,000	1,024,218
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2038	2,350	2,279,374
5.75%, 10/01/2043	5,000	4,723,457
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(b)	1,000	979,770
Cumberland County Municipal Authority (Penn State Health Obligated Group) Series 2019 3.00%, 11/01/2038	1,875	1,522,413
4.00%, 11/01/2036	335	326,508
Geisinger Authority (Geisinger Health System Obligated Group) Series 2020 4.00%, 04/01/2039	3,820	3,592,092
4.00%, 04/01/2050	5,000	4,396,023
5.00%, 04/01/2043	6,250	6,785,072
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2052	2,000	2,016,842
Montgomery County Industrial Development Authority/PA (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020 5.00%, 11/15/2045	440	417,094
Moon Industrial Development Authority (Baptist Homes Society Obligated Group) Series 2015 6.125%, 07/01/2050	1,000	827,123
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 6.00%, 07/01/2045	5,375	4,512,079

	Principal Amount (000)	U.S. $ Value
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 6.00%, 06/30/2061	$10,000	$10,858,357
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042	1,000	967,568
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 4.12% (MUNIPSA + 0.70%), 11/15/2047(a)	5,000	4,853,608
Pennsylvania Turnpike Commission Series 2018-B 5.00%, 12/01/2039	3,000	3,162,934
Series 2019-A 5.00%, 12/01/2038	2,655	2,815,224
Series 2022-A 5.00%, 12/01/2036	1,000	1,117,285
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series 2018-B 5.00%, 12/01/2038	1,500	1,589,633
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040	3,100	2,982,175
Philadelphia Gas Works Co. Series 2017 5.00%, 08/01/2042	2,000	2,045,262

		66,082,979

Puerto Rico – 1.5%
Children’s Trust Fund Series 2008-A Zero Coupon, 05/15/2057	30,000	1,978,059
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	6	5,915
Zero Coupon, 07/01/2033	564	320,533
4.00%, 07/01/2033	484	432,497
4.00%, 07/01/2035	17	14,803
4.00%, 07/01/2037	15	12,400
4.00%, 07/01/2041	20	16,276
4.00%, 07/01/2046	21	16,309
5.25%, 07/01/2023	511	511,946
5.375%, 07/01/2025	621	630,106
5.625%, 07/01/2027	861	888,217
5.625%, 07/01/2029	600	625,534
5.75%, 07/01/2031	170	178,464
Series 2022-A Zero Coupon, 11/01/2051	3,875	1,690,469
Series 2022-C Zero Coupon, 11/01/2043	7,302	3,139,679
HTA HRRB Custodial Trust Series 2022 5.50%, 07/01/2031	190	195,479

	Principal Amount (000)	U.S. $ Value
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	$1,915	$1,903,554
5.25%, 07/01/2036	2,015	2,027,147
5.25%, 07/01/2041	1,370	1,380,195
PR Custodial Trust (PR Custodial Trust) Series 2022 5.50%, 07/01/2029	61	60,382
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	1,895	1,905,015
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	235	217,375
Series 2022-B Zero Coupon, 07/01/2032	390	243,262
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	3,550	3,605,375
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	1,595	1,180,972
Series 2019-A 4.329%, 07/01/2040	1,504	1,362,928

		24,542,891

South Carolina – 2.5%
Columbia Housing Authority/SC Series 2022 4.80%, 11/01/2024	500	483,296
5.26%, 11/01/2032	100	96,613
5.41%, 11/01/2039	1,240	1,179,775
6.28%, 11/01/2039	100	94,861
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health, Inc.) Series 2020 5.00%, 12/01/2046	2,855	2,979,246
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051(b)	1,450	1,037,949
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018-A 5.00%, 05/01/2048	1,000	1,018,268
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments LLC) Series 2022 Zero Coupon, 06/01/2052	1,620	1,105,442

	Principal Amount (000)	U.S. $ Value
South Carolina Public Service Authority Series 2016-A 5.00%, 12/01/2036	$4,750	$4,858,947
Series 2016-B 5.00%, 12/01/2036	2,000	2,052,416
5.00%, 12/01/2046	4,525	4,545,543
5.00%, 12/01/2056	6,250	6,240,593
Series 2020-A 4.00%, 12/01/2042	2,000	1,820,255
Series 2021-B 4.00%, 12/01/2038	1,500	1,416,021
Series 2022-A 4.00%, 12/01/2047	10,000	8,875,194
4.00%, 12/01/2052	5,000	4,339,034

		42,143,453

Tennessee – 1.8%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	2,785	2,610,958
5.125%, 12/01/2042(b)	1,325	1,200,318
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	345	328,423
4.00%, 08/01/2038	495	467,125
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(b)	1,000	999,916
9.50%, 11/01/2052(b)	1,000	999,854
Memphis-Shelby County Airport Authority Series 2020-B 5.00%, 07/01/2023	3,000	3,009,931
5.00%, 07/01/2024	3,500	3,546,617
5.00%, 07/01/2025	2,250	2,301,487
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2035	4,325	4,480,312
Metropolitan Nashville Airport Authority (The) Series 2022-B 5.50%, 07/01/2040	2,350	2,578,858
Tennergy Corp/TN (Goldman Sachs Group, Inc. (The)) Series 2022-A 5.50%, 10/01/2053	5,000	5,312,512
Wilson County Health & Educational Facilities Board Series 2021 4.00%, 12/01/2039	1,000	757,189
4.25%, 12/01/2024	1,000	936,227

		29,529,727

	Principal Amount (000)	U.S. $ Value
Texas – 6.9%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-B 5.00%, 10/01/2050(b)	$500	$417,917
Arlington Higher Education Finance Corp. (Harmony Public Schools) Series 2016-A 5.00%, 02/15/2033	1,410	1,468,270
Arlington Higher Education Finance Corp. (Magellan School (The)) Series 2022 6.25%, 06/01/2052(b)	1,000	987,970
Bexar County Hospital District Series 2018 5.00%, 02/15/2048	9,000	9,306,839
Board of Regents of the University of Texas System Series 2020-A 5.00%, 08/15/2040	2,980	3,447,503
Central Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2032	1,600	1,660,868
5.00%, 01/01/2033	1,300	1,348,518
5.00%, 01/01/2034	1,350	1,398,038
Central Texas Turnpike System Series 2015-C 5.00%, 08/15/2034	10,000	10,159,849
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2031	2,500	2,536,286
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	505	496,934
Series 2015-B 5.00%, 07/15/2030	4,650	4,594,962
Series 2018 5.00%, 07/15/2028	1,300	1,297,374
City of San Antonio TX Electric & Gas Systems Revenue Series 2021-A 5.00%, 02/01/2046	1,500	1,585,851
County of Harris TX Series 2020-A 3.00%, 10/01/2045	1,600	1,247,144
Dallas Fort Worth International Airport Series 2022-A 4.507%, 11/01/2051	1,000	932,840
Grand Parkway Transportation Corp. Series 2018-A 5.00%, 10/01/2035	7,860	8,428,113
5.00%, 10/01/2036	10,000	10,664,758

	Principal Amount (000)	U.S. $ Value
Hidalgo County Regional Mobility Authority Series 2022-B Zero Coupon, 12/01/2042	$2,000	$614,411
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2044	1,785	1,768,448
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	4,500	4,389,375
New Hope Cultural Education Facilities Finance Corp. Series 2023 8.50%, 09/01/2027(g)	2,000	2,000,000
New Hope Cultural Education Facilities Finance Corp. (Army Retirement Residence Obligated Group) Series 2022 5.75%, 07/15/2052	1,000	918,014
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) Series 2019 7.25%, 12/01/2053(c) (d)	1,000	900,000
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 2.00%, 11/15/2061	3,955	1,714,739
7.50%, 11/15/2036	970	811,932
7.50%, 11/15/2037	150	118,978
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	425	342,568
Series 2022 5.00%, 01/01/2057	1,000	782,221
Newark Higher Education Finance Corp. (Abilene Christian University) Series 2022 4.00%, 04/01/2057	5,000	4,244,325
North East Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2046	3,330	3,279,061
North Texas Tollway Authority (North Texas Tollway System) Series 2015-A 5.00%, 01/01/2034	10,585	10,946,813
5.00%, 01/01/2035	5,000	5,161,267
Series 2015-B 5.00%, 01/01/2034	1,700	1,759,031
Series 2016-A 5.00%, 01/01/2036	1,000	1,040,751
AGC Series 2008 Zero Coupon, 01/01/2036	7,200	4,334,748

	Principal Amount (000)		U.S. $ Value
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2021 1.875%, 01/01/2026(b)	$	850	$776,052
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-A 5.00%, 11/15/2045(c) (d)		3,785	1,514,000
Series 2015-B 5.00%, 11/15/2036(c) (d)		1,850	740,000
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054(c) (d)		2,118	1,376,970
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Texas, Inc.) Series 2014-A 5.00%, 08/15/2032		1,385	1,411,277
5.00%, 08/15/2034		1,945	1,979,693

			114,904,708

Utah – 0.2%
City of Salt Lake City UT Airport Revenue Series 2017-A 5.00%, 07/01/2047		3,265	3,301,822

Virginia – 0.5%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052		1,279	1,219,257
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System/VA) Series 2020 4.00%, 07/01/2038		515	500,547
4.00%, 07/01/2045		690	642,203
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(b)		1,410	1,385,075
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 01/01/2048		3,000	2,505,736
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 5.00%, 01/01/2028		2,100	2,207,081

			8,459,899

Washington – 1.8%
Grays Harbor County Public Hospital District No. 2 Series 2018 5.00%, 12/15/2048		5,650	5,743,995

	Principal Amount (000)		U.S. $ Value

Port of Seattle WA Series 2019 4.00%, 04/01/2044	$	2,175	$1,974,252
Series 2021 4.00%, 08/01/2040		2,000	1,848,420
Spokane County School District No. 81 Spokane Series 2012 3.00%, 12/01/2031		2,000	1,911,007
Washington Economic Development Finance Authority (Mura Cascade ELP LLC) Series 2022 3.90%, 12/01/2042(b)		10,000	9,969,139
Washington Health Care Facilities Authority (Seattle Cancer Care Alliance Obligated Group) Series 2020 4.00%, 09/01/2045		455	423,157
5.00%, 09/01/2039		450	469,017
5.00%, 09/01/2040		700	724,976
5.00%, 09/01/2045		430	439,222
5.00%, 09/01/2050		500	507,601
Series 2021 3.00%, 12/01/2034(b)		425	384,408
4.00%, 12/01/2048(b)		1,740	1,596,312
5.00%, 12/01/2027(b)		440	468,810
5.00%, 12/01/2028(b)		305	329,173
5.00%, 12/01/2029(b)		170	185,012
5.00%, 12/01/2030(b)		265	289,706
5.00%, 12/01/2031(b)		265	287,978
5.00%, 12/01/2032(b)		225	244,247
5.00%, 12/01/2033(b)		245	265,101
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(b)		1,000	781,432
5.00%, 01/01/2055(b)		365	268,364

			29,111,329

West Virginia – 0.2%
Monongalia County Commission Excise Tax District Series 2022-A 6.25%, 06/01/2024		465	464,862
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049		2,000	1,777,758
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 3.00%, 06/01/2035		903	890,939
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021 4.125%, 07/01/2045		435	426,232

			3,559,791

	Principal Amount (000)		U.S. $ Value

Wisconsin – 3.8%
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(b)	$	1,000	$752,388
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(b)		1,000	993,547
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2023 5.00%, 08/15/2054		1,250	1,315,010
Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group) Series 2021 4.00%, 10/15/2035		1,375	1,391,696
4.00%, 10/15/2036		2,600	2,609,022
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2046		250	201,645
5.00%, 11/01/2054		215	166,508
Wisconsin Health & Educational Facilities Authority (Thedacare, Inc. Obligated Group) Series 2019 4.00%, 12/15/2035		305	306,108
4.00%, 12/15/2036		335	335,014
4.00%, 12/15/2037		320	315,828
4.00%, 12/15/2038		335	327,664
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC) Series 2022 4.625%, 03/15/2040(b)		255	219,781
Series 2022-A 3.875%, 12/01/2039(b)		1,170	1,000,930
Wisconsin Public Finance Authority Series 2022 6.00%, 02/01/2062(b)		1,700	1,685,007
Wisconsin Public Finance Authority (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020 5.00%, 11/15/2041		500	482,298
Wisconsin Public Finance Authority (Beyond Boone LLC) AGM Series 2019 5.00%, 07/01/2054		775	783,295
5.00%, 07/01/2058		750	758,028
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 5.00%, 01/01/2035		500	529,600
5.00%, 01/01/2036		500	524,294
5.00%, 01/01/2037		500	520,113

	Principal Amount (000)		U.S. $ Value

Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(b)	$	6,750	$6,023,321
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-A 5.00%, 01/01/2024		3,395	3,409,302
Series 2016-B 5.00%, 12/01/2025		1,795	1,818,753
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052		1,150	1,110,075
5.75%, 02/01/2052(b)		1,500	1,447,923
Wisconsin Public Finance Authority (CHF - Wilmington LLC) AGM Series 2018 5.00%, 07/01/2053		3,315	3,402,247
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(b)		2,825	2,806,262
Wisconsin Public Finance Authority (Moses H Cone Memorial Hospital Obligated Group) Series 2022-A 5.00%, 10/01/2052		15,000	15,490,641
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.) Series 2015 5.50%, 03/01/2045(b)		3,465	3,487,879
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042		2,000	2,007,265
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2015 5.875%, 04/01/2045		1,000	1,008,982
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(b)		5,500	3,577,769
Series 2022 4.00%, 06/01/2049(b)		1,000	686,112
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 5.00%, 02/01/2033		2,000	2,134,350

			63,628,657

Total Long-Term Municipal Bonds (cost $1,624,227,227)			1,523,051,117

	Principal Amount (000)	U.S. $ Value
Short-Term Municipal Notes – 0.1%
Illinois – 0.0%
Illinois Housing Development Authority (Steadfast Foxview LP) Series 2008 3.40%, 01/01/2041(h)	$250	$250,000

Vermont – 0.0%
Vermont Educational & Health Buildings Financing Agency (University of Vermont Health Network Obligated Group) Series 2008 3.45%, 12/01/2030(h)	450	450,000

Washington – 0.1%
Port of Tacoma WA Series 2019-B 3.45%, 12/01/2044(h)	1,250	1,250,000

Total Short-Term Municipal Notes (cost $1,950,000)		1,950,000

Total Municipal Obligations (cost $1,626,177,227)		1,525,001,117

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.1%
Agency CMBS – 2.1%
Arizona Industrial Development Authority Series 2019-2, Class A 3.625%, 05/20/2033	5,072	4,706,753
California Housing Finance Agency Series 2021-1, Class A 3.50%, 11/20/2035	972	914,607
Series 2021-2, Class A 3.75%, 03/25/2035	4,914	4,792,135
Series 2021-2, Class X 0.823%, 03/25/2035(i)	2,457	131,650
Series 2021-3, Class A 3.25%, 08/20/2036	981	905,423
Series 2021-3, Class X 0.788%, 08/20/2036(i)	2,257	122,956
Series 2019-2, Class A 4.00%, 03/20/2033	560	553,377
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class ACA 2.046%, 06/25/2038	982	735,813
Series 2021-ML10, Class AUS 2.032%, 01/25/2038	1,277	955,736
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2021-ML12, Class AUS 2.34%, 07/25/2041(b)	1,979	1,515,349
Series 2022-ML13, Class XCA 0.95%, 07/25/2036(i)	1,590	93,300
Series 2022-ML13, Class XUS 0.98%, 09/25/2036(i)	2,689	191,003
National Finance Authority Series 2022-2, Class X 0.681%, 10/01/2036(i)	3,980	203,131

	Principal Amount (000)	U.S. $ Value
New Hampshire Business Finance Authority Series 2022-1, Class A 4.375%, 09/20/2036	$7,934	$7,670,926
Series 2020-1, Class A 4.125%, 01/20/2034	5,077	4,994,981
Series 2022-2, Class A 4.00%, 10/20/2036	3,980	3,714,075
Washington State Housing Finance Commission Series 2021-1, Class X 0.726%, 12/20/2035(i)	1,949	95,881
Series 2021-1, Class A 3.50%, 12/20/2035	2,305	2,109,450

Total Commercial Mortgage-Backed Securities (cost $38,560,765)		34,406,546

CORPORATES - NON-INVESTMENT GRADE – 0.1%
Financial Institutions – 0.1%
Banking – 0.1%
UMB Financial Corp. 10.00%, 01/01/2049(j) (k) (cost $1,270,147)	1,270	1,259,194

	Shares

SHORT-TERM INVESTMENTS – 4.6%
Investment Companies – 4.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.40%(l) (m) (n) (cost $73,421,427)	73,421,427	73,421,427

Commercial Paper – 0.2%
Harris County Cultural Education Facilities Finance Corp. Series B-2 3.00%, 05/02/2023 (cost $3,400,000)	3,400	3,394,413

Total Short-Term Investments (cost $76,821,427)		76,815,840

Total Investments – 98.5% (cost $1,742,829,566)(o)		1,637,482,697
Other assets less liabilities – 1.5%		24,445,450

Net Assets – 100.0%		$1,661,928,147

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 39, 5 Year Index, 12/20/2027*	(5.00)%	Quarterly	4.61%	USD	8,000	$(195,999)	$(184,650)	$(11,349)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	11,290	01/15/2025	2.565%	CPI#	Maturity	$1,048,309	$—	$1,048,309
USD	5,645	01/15/2025	2.585%	CPI#	Maturity	519,710	—	519,710
USD	5,645	01/15/2025	2.613%	CPI#	Maturity	513,594	—	513,594
USD	3,730	01/15/2025	4.028%	CPI#	Maturity	126,999	—	126,999
USD	12,930	01/15/2026	CPI#	3.720%	Maturity	(437,564)	—	(437,564)
USD	17,700	01/15/2027	CPI#	3.466%	Maturity	(655,958)	(18,690)	(637,268)
USD	17,500	01/15/2027	CPI#	3.320%	Maturity	(802,831)	—	(802,831)
USD	14,020	01/15/2027	CPI#	3.323%	Maturity	(640,651)	—	(640,651)
USD	37,280	01/15/2028	1.230%	CPI#	Maturity	6,635,393	—	6,635,393
USD	30,890	01/15/2028	0.735%	CPI#	Maturity	6,578,714	—	6,578,714
USD	31,250	01/15/2029	CPI#	3.390%	Maturity	(792,251)	—	(792,251)
USD	20,860	01/15/2029	CPI#	3.735%	Maturity	58,979	—	58,979
USD	14,020	01/15/2029	CPI#	3.290%	Maturity	(468,237)	—	(468,237)
USD	10,715	01/15/2030	1.572%	CPI#	Maturity	1,821,114	—	1,821,114
USD	10,715	01/15/2030	1.587%	CPI#	Maturity	1,806,790	—	1,806,790
USD	10,500	01/15/2031	2.782%	CPI#	Maturity	722,975	—	722,975
USD	10,000	01/15/2031	2.680%	CPI#	Maturity	785,932	—	785,932
USD	8,450	01/15/2031	2.989%	CPI#	Maturity	412,960	—	412,960
USD	8,300	01/15/2032	CPI#	3.064%	Maturity	(300,811)	—	(300,811)
USD	8,280	04/15/2032	CPI#	2.909%	Maturity	(406,169)	—	(406,169)

						$16,526,997	$(18,690)	$16,545,687

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	59,100	01/15/2027	1 Day SOFR	3.427%	Annual	$(1,649,245)	$—	$(1,649,245)
USD	50,000	01/15/2027	1 Day SOFR	3.658%	Annual	(1,003,871)	—	(1,003,871)
USD	30,000	01/15/2027	1 Day SOFR	2.540%	Annual	(1,825,523)	—	(1,825,523)
USD	20,000	01/15/2027	1 Day SOFR	2.143%	Annual	(1,507,080)	—	(1,507,080)
USD	35,000	04/15/2032	2.120%	1 Day SOFR	Annual	4,313,751	—	4,313,751
USD	22,000	04/15/2032	3.120%	1 Day SOFR	Annual	993,814	—	993,814
USD	19,500	04/15/2032	2.569%	1 Day SOFR	Annual	1,662,984	—	1,662,984
USD	15,000	04/15/2032	1.848%	1 Day SOFR	Annual	2,196,623	—	2,196,623
USD	10,000	04/15/2032	3.063%	1 Day SOFR	Annual	498,432	—	498,432
USD	10,000	04/15/2032	3.066%	1 Day SOFR	Annual	495,994	—	495,994

						$4,175,879	$—	$4,175,879

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	22,105	10/09/2029	1.125%	SIFMA*	Quarterly	$2,731,205	$—	$2,731,205

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.
(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2023.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2023, the aggregate market value of these securities amounted to $168,465,979 or 10.1% of net assets.

(c)	Non-income producing security.
(d)	Defaulted.
(e)	When-Issued or delayed delivery security.
(f)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Plymouth Educational Center Charter School Series 2005 5.375%, 11/01/2030	11/30/2005	$2,000,000	$1,220,000	0.07%

(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.19% of net assets as of February 28, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029	12/13/2022	$1,231,677	$1,221,050	0.07%
New Hope Cultural Education Facilities Finance Corp. Series 2023 8.50%, 09/01/2027	02/03/2023	2,000,000	2,000,000	0.12%

(h)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(i)	IO - Interest Only.
(j)	Fair valued by the Adviser.

(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(l)	Affiliated investments.
(m)	The rate shown represents the 7-day yield as of period end.
(n)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(o)

As of February 28, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $38,553,582 and gross unrealized depreciation of investments was $(120,459,029), resulting in net unrealized depreciation of $(81,905,447).

As of February 28, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.6% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CDX-NAHY – North American High Yield Credit Default Swap Index

CFD – Community Facilities District

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

FHLMC – Federal Home Loan Mortgage Corporation

LIBOR – London Interbank Offered Rate

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB National Portfolio

February 28, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$1,523,051,117	$—	$1,523,051,117
Short-Term Municipal Notes	—	1,950,000	—	1,950,000
Commercial Mortgage-Backed Securities	—	34,406,546	—	34,406,546
Corporates - Non-Investment Grade	—	—	1,259,194	1,259,194
Short-Term Investments:
Investment Companies	73,421,427	—	—	73,421,427
Commercial Paper	—	3,394,413	—	3,394,413

Total Investments in Securities	73,421,427	1,562,802,076	1,259,194	1,637,482,697
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	21,031,469	—	21,031,469
Centrally Cleared Interest Rate Swaps	—	10,161,598	—	10,161,598
Interest Rate Swaps	—	2,731,205	—	2,731,205
Liabilities:
Centrally Cleared Credit Default Swaps	—	(195,999)	—	(195,999)
Centrally Cleared Inflation (CPI) Swaps	—	(4,504,472)	—	(4,504,472)
Centrally Cleared Interest Rate Swaps	—	(5,985,719)	—	(5,985,719)

Total	$73,421,427	$1,586,040,158	$1,259,194	$1,660,720,779

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2023 is as follows:

Portfolio	Market Value 05/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$33,986	$542,690	$503,255	$73,421	$782